Foreign Exchange (Loss)/Gain (Tables)	12 Months Ended
Dec. 31, 2025
Foreign Exchange (Loss)/Gain [Abstract]
Schedule of Foreign Exchange (Loss)/Gain
	2025	2024	2023
Foreign exchange (loss)/gain	$(66)	$1,016	$1,458